Unaudited Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
REVENUE
Total revenue		$ 8,919,382	$ 9,881,505
COST OF REVENUE AND RELATED TAX
Cost of revenue		(6,458,544)	(7,348,488)
Business and sales related tax		(63,383)	(130,495)
Total cost of revenue and related tax		(6,521,927)	(7,478,983)
GROSS PROFIT		2,397,455	2,402,522
OPERATING EXPENSES
Selling expenses		(712,016)	(747,258)
General and administrative expenses		(1,448,166)	(1,448,590)
Research and development expenses		(881,726)	(660,886)
Total operating expenses		(3,041,908)	(2,856,734)
LOSS FROM OPERATIONS		(644,453)	(454,212)
OTHER INCOME (EXPENSE)
Interest income, net		38,398	301,535
Foreign exchange (losses) gains, net		(242,982)	58,857
Other income, net		543,991	122,384
Total other income, net		339,407	482,776
(LOSS) INCOME BEFORE INCOME TAXES		(305,046)	28,564
INCOME TAX BENEFITS (EXPENSES)		96,042	(19,566)
NET (LOSS) INCOME		(209,004)	8,998
Less: net (loss) income attributable to non-controlling interest		(101,269)	98,006
NET LOSS ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		(107,735)	(89,008)
COMPREHENSIVE INCOME (LOSS)
Net (loss) income		(209,004)	8,998
Foreign currency translation gain (loss)		785,341	(805,137)
Comprehensive income (loss)		576,337	(796,139)
Less: comprehensive (loss) income attributable to non-controlling interest		(104,835)	106,495
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO JIN MEDICAL INTERNATIONAL LTD.		$ 681,172	$ (902,634)
Loss per ordinary share - basic (in Dollars per share)		$ (0.01)	$ (0.01)
Loss per ordinary share - diluted (in Dollars per share)		$ (0.01)	$ (0.01)
Weighted average shares - basic (in Shares)	[1]	7,827,357	7,827,355
Weighted average shares - diluted (in Shares)	[1]	7,827,357	7,827,355
Third party
REVENUE
Revenue		$ 8,766,226	$ 9,678,459
Related Party
REVENUE
Revenue		$ 153,156	$ 203,046

[1]	Retrospectively adjusted to reflect the 1-for-20 reverse share split effective on March 16, 2026.